Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- SCMP (Details) ¥ in Millions, HKD in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 HKD	Apr. 30, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Acquisition
Cash consideration		¥ 28,724	¥ 41,836	¥ 3,055	¥ 16,291
The allocation of the purchase price at the date of acquisition
Goodwill				¥ 81,645	¥ 41,933	$ 18,221	¥ 125,420
SCMP and other media businesses
Acquisition
Cash consideration	HKD 2,134	1,780
The allocation of the purchase price at the date of acquisition
Net assets acquired		800
Goodwill		529
Deferred tax assets		1
Deferred tax liabilities		(109)
Total		¥ 1,780
Estimated amortization periods	3 years	3 years
Weighted average amortization period	3 years	3 years
SCMP and other media businesses | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 378
SCMP and other media businesses | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		166
SCMP and other media businesses | Licenses and copyrights
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		5
SCMP and other media businesses | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 10